Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 133.6	$ 127.4
Current portion of governmental loans	25.0	16.2
Governmental loans current and non current	158.6	143.6
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	16.6	21.7
Current portion of governmental loans	10.0	10.0
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	35.8	42.8
Current portion of governmental loans	15.0	6.2
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	9.9	9.4
Federal SIF EAF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 71.3	$ 53.5